Fair Value of Financial Instruments (Schedule of Financial Instruments Not Measured at Fair Value) (Detail) - Significant Other Observable Inputs (Level 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current maturities	$ 19,827	$ 19,763
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current maturities	$ 21,392	$ 26,106